Stock Based Compensation - Schedule of Performance Share Units Outstanding (Detail) $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) PSU $ / PSU	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of other equity instruments [line items]
Number outstanding | PSU	453,900
PSU Liability at Jun 30, 2022 | $	$ 16,506	$ 35,172	$ 26,305	$ 19,619	$ 29,678	$ 29,081
Grant Year 2019 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2022
Number outstanding | PSU	1,950
Estimated Value Per PSU at Maturity | $ / PSU	42.4
Anticipated performance factor at maturity	200.00%
Percent of vesting period complete	100.00%
PSU Liability at Jun 30, 2022 | $	$ 165
Grant Year 2020 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2023
Number outstanding | PSU	192,600
Estimated Value Per PSU at Maturity | $ / PSU	40.34
Anticipated performance factor at maturity	199.00%
Percent of vesting period complete	76.00%
PSU Liability at Jun 30, 2022 | $	$ 11,823
Grant Year 2021 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2024
Number outstanding | PSU	130,210
Estimated Value Per PSU at Maturity | $ / PSU	39.87
Anticipated performance factor at maturity	180.00%
Percent of vesting period complete	43.00%
PSU Liability at Jun 30, 2022 | $	$ 4,021
Grant Year 2022 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2025
Number outstanding | PSU	129,140
Estimated Value Per PSU at Maturity | $ / PSU	39.35
Anticipated performance factor at maturity	100.00%
Percent of vesting period complete	10.00%
PSU Liability at Jun 30, 2022 | $	$ 497